UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10347

        Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:         5/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	May 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.6% (4.3% of Total Investments)
$ 1,260	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,227,794
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
29,660	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	22,472,489
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37 (4)

30,920	Total Consumer Staples			23,700,283

	Education and Civic Organizations – 3.7% (2.4% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	299,761
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	209,288
270	5.000%, 11/01/25	11/15 at 100.00	A2	280,800
3,825	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	3/08 at 102.00	Aaa	3,930,647
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
3,600	California State Public Works Board, Lease Revenue Bonds, University of California, UCLA	10/12 at 100.00	AAA	3,839,328
	Replacement Hospital Project, Series 2002A, 5.375%, 10/01/17 – FSA Insured
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	674,988
	University, Series 2003, 6.500%, 10/01/23
4,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	AAA	4,173,400
	5/15/23 – AMBAC Insured

12,805	Total Education and Civic Organizations			13,408,212

	Health Care – 22.3% (14.4% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	4/12 at 100.00	BBB+	4,231,960
2,000	6.125%, 4/01/32	4/12 at 100.00	BBB+	2,127,120
2,020	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	2,054,784
	Series 2005, 5.000%, 11/15/34
11,895	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	12,422,781
	5.250%, 11/15/46 (UB)
8,470	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	9,627,171
	Residuals 1802, 7.695%, 11/15/46 (IF)
9,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	9,473,670
	LLC, Series 2001A, 5.550%, 8/01/31
1,575	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	1,577,378
	System, Series 2007A, 5.125%, 7/15/31
6,525	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	7,114,730
	Memorial Health Services, Series 2003A, 6.000%, 10/01/12
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	6,862,542
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/18 – FSA Insured
7,665	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/09 at 102.00	A	7,974,206
	Mission Community Hospital, Series 2001, 5.375%, 11/01/21
10,095	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	10,215,534
	Series 2006, 5.000%, 3/01/41
3,145	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,277,184
	Series 2001C, 5.250%, 8/01/31
3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/17 at 100.00	A+	2,923,530
	Series 2007A, 4.750%, 4/01/33

75,840	Total Health Care			79,882,590

	Housing/Multifamily – 8.0% (5.1% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	BBB	4,098,920
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30
	(Mandatory put 8/15/08)
4,750	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	BBB	4,874,878
	Refunding Bonds, United Dominion/The Highlands of Marin Apartments, Series 2000A, 6.400%,
	8/15/30 (Mandatory put 8/15/08) (Alternative Minimum Tax)
5,140	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue	8/12 at 105.00	Aaa	5,722,722
	Refunding Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	2,177,760
	Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25
325	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R	334,315
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	A+	1,852,026
	Home Park, Series 2003A, 5.750%, 9/15/38
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz	9/13 at 100.00	N/R	1,205,280
	Mobile Home Park, Series 2003B, 6.625%, 9/15/38
3,610	San Bernardino County Housing Authority, California, GNMA Collateralized Multifamily Mortgage	11/11 at 105.00	Aaa	3,920,677
	Revenue Bonds, Pacific Palms Mobile Home Park, Series 2001A, 6.700%, 12/20/41
	San Jose, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities
	Program, Lenzen Housing, Series 2001B:
1,250	5.350%, 2/20/26 (Alternative Minimum Tax)	8/11 at 102.00	AAA	1,288,188
2,880	5.450%, 2/20/43 (Alternative Minimum Tax)	8/11 at 102.00	AAA	2,955,283

26,815	Total Housing/Multifamily			28,430,049

	Housing/Single Family – 0.3% (0.2% of Total Investments)
860	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	914,051
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.6% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,033,640
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Long-Term Care – 1.5% (1.0% of Total Investments)
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A+	2,526,587
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.125%, 1/01/22
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds,
	Aldersly Project, Series 2002A:
1,500	5.125%, 3/01/22	3/12 at 101.00	A+	1,548,075
1,315	5.250%, 3/01/32	3/12 at 101.00	A+	1,364,589

5,265	Total Long Term Care			5,439,251

	Tax Obligation/General – 22.4% (14.4% of Total Investments)
8,585	California State, General Obilgation Bonds, Series 2006CD, RITES 1501, 5.681%, 12/01/32	12/15 at 100.00	AA–	7,597,553
	(Alternative Minimum Tax) (IF)
	California State, General Obligation Bonds, Series 2007:
7,650	4.250%, 8/01/33 – MBIA Insured	2/17 at 100.00	AAA	7,172,640
6,000	4.250%, 12/01/35 – AMBAC Insured	12/16 at 100.00	AAA	5,586,420
9,335	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/16 – FSA Insured	No Opt. Call	AAA	10,730,302
10	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.500%, 12/01/18	6/07 at 102.00	AA–	10,133
	(Alternative Minimum Tax)
14,300	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – MBIA	6/07 at 101.00	AAA	14,359,488
	Insured (Alternative Minimum Tax)
3,000	Contra Costa County Community College District, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	3,123,000
	2002, 5.000%, 8/01/23 – FGIC Insured
2,500	Fullerton Joint Union High School District, Orange County, California, General Obligation	8/12 at 100.00	Aaa	2,590,075
	Bonds, Series 2002A, 5.000%, 8/01/23 – FSA Insured
2,260	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,369,610
	2002, 5.125%, 8/01/22 – FGIC Insured
870	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 –	7/11 at 100.00	AAA	901,781
	FSA Insured
575	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	604,664
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
10,810	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/11 at 102.00	AAA	11,490,706
	Election of 1998, Series 2001C, 5.000%, 7/01/26 – FSA Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/12 at 101.00	AAA	4,286,240
	Election of 1998, Series 2002D, 5.250%, 7/01/21 – FGIC Insured
4,569	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/16 at 101.00	AAA	4,559,359
	Series 2006F-1, 4.500%, 7/01/29 – FSA Insured (UB)
2,715	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 100.00	AAA	2,862,044
	Obligation Bonds, Series 2005A, 5.000%, 9/01/25 – MBIA Insured
1,630	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	1,696,830
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured

78,809	Total Tax Obligation/General			79,940,845

	Tax Obligation/Limited – 39.7% (25.5% of Total Investments)
7,135	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital	11/11 at 100.00	AAA	7,406,344
	Improvement Revenue Bonds, Series 2001, 5.000%, 11/01/25 – FSA Insured
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A	8,936,667
	2003C, 5.500%, 6/01/16
3,350	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	3,565,271
	Capital East End Project, Series 2002A, 5.250%, 12/01/17 – AMBAC Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	AAA	4,123,200
	Series 2002B, 5.000%, 3/01/27 – AMBAC Insured
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/11 at 102.00	AAA	4,700,367
	Hospital Addition, Series 2001A, 5.000%, 12/01/26 – AMBAC Insured
2,815	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	3,002,254
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community
	Facilities District 90-2 – Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,852,813
550	6.000%, 9/01/33	9/13 at 100.00	N/R	581,125
715	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	752,194
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	AAA	2,272,234
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured (UB)
1,270	Coalinga Public Financing Authority, California, Local Obligation Senior Lien Revenue Bonds,	No Opt. Call	AAA	1,484,351
	Series 1998A, 6.000%, 9/15/18 – AMBAC Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,192,961
	6.000%, 9/01/34
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/12 at 100.00	N/R	1,058,040
	Series 2002, 6.100%, 9/01/22
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	5,168,100
	Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
350	5.000%, 9/01/26	9/16 at 100.00	N/R	351,390
805	5.125%, 9/01/36	9/16 at 100.00	N/R	813,799
3,000	Lake Elsinore Public Finance Authority, California, Local Agency Revenue Refunding Bonds,	10/13 at 102.00	N/R	3,239,670
	Series 2003H, 6.000%, 10/01/20
685	Lammersville School District, San Joaquin County, California, Community Facilities District	9/16 at 100.00	N/R	690,466
	2002, Mountain House Special Tax Bonds, Series 2006, 5.125%, 9/01/35
5,250	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/12 at 101.00	N/R	5,649,315
	Facilities District of Mountain House, Series 2002, 6.300%, 9/01/24
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,206,120
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
5,425	Lodi, California, Certificates of Participation, Public Improvement Financing Project, Series	10/12 at 100.00	AAA	5,630,119
	2002, 5.000%, 10/01/26 – MBIA Insured
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	1,361,496
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,000	Los Banos Redevelopment Agency, California, Project Tax Allocation Bonds, Los Banos	9/16 at 100.00	AA	1,027,130
	Redevelopment Project, Series 2006, 5.000%, 9/01/36 – RAAI Insured
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of	3/14 at 100.00	AAA	1,742,452
	Participation, Series 2005, 5.000%, 3/01/26 – FSA Insured
	North Natomas Community Facilities District 4, Sacramento, California, Special Tax Bonds,
	Series 2006D:
550	5.000%, 9/01/26	9/14 at 102.00	N/R	556,254
250	5.000%, 9/01/33	9/14 at 102.00	N/R	250,808
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	3,236,100
	District Redevelopment Project, Series 2003, 5.500%, 9/01/19 – FGIC Insured
4,520	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	4,720,417
	Series 2001, 5.000%, 8/01/24 – AMBAC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera	8/11 at 101.00	N/R	2,091,540
	Ranch, Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project	4/12 at 102.00	AAA	11,676,915
	Area 1, Series 2002, 5.100%, 4/01/30 – MBIA Insured
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/11 at 100.00	AAA	3,339,538
	Projects, Series 2001AD, 5.000%, 2/01/27 – MBIA Insured
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	6,824,340
	7/01/32 – MBIA Insured
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	649,131
	2005A, 5.000%, 9/01/35 – XLCA Insured
780	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	809,897
	8/01/25 – AMBAC Insured
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4,	9/14 at 100.00	N/R	1,220,185
	Series 2003C, 6.000%, 9/01/33
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/11 at 101.00	AAA	15,084,475
	Project, Series 2001A, 5.000%, 9/01/26 – FSA Insured
2,300	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	AAA	2,371,783
	2001, 5.000%, 7/01/26 – AMBAC Insured
1,590	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,657,114
	District 99-1, Series 2003B, 6.000%, 9/01/24
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	AAA	9,114,405
	Ranch, Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,180,695
	District 01-1, Series 2003B, 7.000%, 9/01/38
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,131,580
	District 01-1, Series 2004B, 6.000%, 9/01/39
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	1,487,324
	District 2001-1, Series 2004A, 6.125%, 9/01/39
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	AAA	2,580,350
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/26 – MBIA Insured

134,170	Total Tax Obligation/Limited			141,790,729

	Transportation – 9.8% (6.3% of Total Investments)
1,690	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	1,774,179
	2006, 5.000%, 4/01/31
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	10,935,725
	Bonds, Series 1999, 0.000%, 1/15/28
1,500	Port of Oakland, California, Revenue Refunding Bonds, Series 1997I, 5.600%, 11/01/19 –	11/07 at 102.00	AAA	1,541,400
	MBIA Insured
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International
	Airport, Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 – FGIC Insured	5/13 at 100.00	AAA	4,348,668
10,625	5.125%, 5/01/18 – FGIC Insured	5/13 at 100.00	AAA	11,209,906
5,140	5.125%, 5/01/19 – FGIC Insured	5/13 at 100.00	AAA	5,409,182

34,815	Total Transportation			35,219,060

	U.S. Guaranteed – 25.2% (16.2% of Total Investments) (5)
4,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2002A, 6.750%,	9/12 at 102.00	N/R (5)	4,577,840
	9/01/25 (Pre-refunded 9/01/12)
11,240	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/12 at 100.00	Baa3 (5)	11,939,690
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33 (Pre-refunded 6/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	3,778,145
9,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,615,150
1,750	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	A+ (5)	1,879,465
	Central California Joint Powers Health Finance Authority, Certificates of Participation,
	Community Hospitals of Central California Obligated Group, Series 2000:
1,770	6.000%, 2/01/20 (Pre-refunded 2/01/10)	2/10 at 101.00	AAA	1,880,289
1,740	6.000%, 2/01/30 (Pre-refunded 2/01/10)	2/10 at 101.00	AAA	1,848,419
6,100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	6,684,380
	Bonds, Series 2003A-1, 6.250%, 6/01/33 (Pre-refunded 6/01/13)
1,985	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (5)	2,282,512
	Series 2003A, 6.500%, 9/01/25 (Pre-refunded 9/01/13)
1,360	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1,	9/13 at 102.00	N/R (5)	1,526,614
	Series 2004, 6.000%, 9/01/34 (Pre-refunded 9/01/13)
	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A:
3,750	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FSA Insured	7/13 at 100.00	AAA	4,041,675
7,200	5.000%, 7/01/22 (Pre-refunded 7/01/13) – FSA Insured	7/13 at 100.00	AAA	7,663,104
1,525	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation	8/14 at 100.00	Aaa	1,657,019
	Bonds, Series 2004A, 5.250%, 8/01/22 (Pre-refunded 8/01/14) – FGIC Insured
5,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	5,882,415
	7/01/36 (Pre-refunded 7/01/12)
1,700	Roseville, California, Special Tax Bonds, Community Facilities District 1 – Crocker, Series	9/09 at 103.00	N/R (5)	1,824,559
	2003, 6.000%, 9/01/27 (Pre-refunded 9/01/09)
6,425	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series	7/11 at 100.00	Aaa	6,727,489
	2001, 5.000%, 7/01/26 (Pre-refunded 7/01/11) – AMBAC Insured
7,595	San Francisco State University Foundation Inc., California, Auxiliary Organization Student	9/11 at 101.00	AAA	8,016,295
	Housing Revenue Bonds, Series 2001, 5.000%, 9/01/26 (Pre-refunded 9/01/11) – MBIA Insured
1,000	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,056,960
	2002A, 5.000%, 8/01/24 (Pre-refunded 8/01/12) – FGIC Insured
4,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	4,513,446
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%,
	6/01/36 (Pre-refunded 6/01/12)
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital,	6/12 at 101.00	A+ (5)	2,722,100
	Series 2002, 5.600%, 6/01/22 (Pre-refunded 6/01/12)

83,840	Total U.S. Guaranteed			90,117,566

	Utilities – 2.5% (1.6% of Total Investments)
1,285	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,351,049
	9/01/31 – XLCA Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,296,900
	Project, Series 2003, 5.700%, 9/01/36
2,250	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%,	8/12 at 100.00	AAA	2,324,520
	8/01/22 – AMBAC Insured (Alternative Minimum Tax)

8,535	Total Utilities			8,972,469

	Water and Sewer – 11.9% (7.7% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 –	6/14 at 100.00	AAA	1,119,798
	AMBAC Insured
7,000	Carmichael Water District, Sacramento County, California, Water Revenue Certificates of	9/09 at 102.00	AAA	7,220,290
	Participation, Series 1999, 5.125%, 9/01/29 – MBIA Insured
2,000	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	AAA	2,096,060
	Series 2004A, 5.000%, 3/01/20 – FGIC Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	930,344
	5.000%, 4/01/36 – MBIA Insured
850	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	890,460
	5.000%, 6/01/31 – MBIA Insured
1,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,070,230
1,380	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	1,450,946
	2006, 5.000%, 12/01/36 – FGIC Insured
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AAA	1,042,060
	5.000%, 3/01/24 – MBIA Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
2,500	5.000%, 8/01/23 – MBIA Insured	8/12 at 100.00	AAA	2,602,500
6,260	5.000%, 8/01/24 – MBIA Insured	8/12 at 100.00	AAA	6,516,660
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
3,315	5.250%, 10/01/18 – MBIA Insured	4/13 at 100.00	AAA	3,527,624
12,000	5.250%, 10/01/19 – MBIA Insured	4/13 at 100.00	AAA	12,769,680
1,340	Westlands Water District, California, Revenue Certificates of Participation, Series 2007A,	9/16 at 100.00	AAA	1,395,811
	5.000%, 9/01/37 – MBIA Insured

40,605	Total Water and Sewer			42,632,463

$ 535,279	Total Long-Term Investments (cost $534,255,001) – 154.5%			552,481,208

	Short-Term Investments – 0.8% (0.5% of Total Investments)
$ 2,750	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	2,750,000
	Obligations, Series 1985, 3.610%, 12/01/15 – MBIA Insured (6)

	Total Short-Term Investments (cost $2,750,000)			2,750,000

	Total Investments (cost $537,005,001) – 155.3%			555,231,208

	Floating Rate Obligations – (3.5)%			(12,409,000)

	Other Assets Less Liabilities – 0.5%			1,686,535

	Preferred Shares, at Liquidation Value – (52.3)%			(187,000,000)

	Net Assets Applicable to Common Shares – 100%			$357,508,743

Forward Swaps outstanding at May 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (7)	Date	(Depreciation)

Goldman Sachs	$7,000,000	Pay	3-Month USD-LIBOR	5.215%	Semi-Annually	3/12/08	3/12/30	$(341,437)

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Portion of the investment, with an aggregate market value of $348,528, has been pledged to collateralize the net payment obligations under forward swap contracts.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At May 31, 2007, the cost of investments was $524,630,716.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2007, were as follows:

Gross unrealized:
Appreciation	$19,652,722
Depreciation	(1,447,357)

Net unrealized appreciation (depreciation) of investments	$18,205,365

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 27, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 27, 2007

* Print the name and title of each signing officer under his or her signature.